Share-based awards (Tables)	12 Months Ended
Mar. 31, 2023
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Cost of revenue	11,224	5,725	5,710
Product development expenses	21,474	11,035	13,514
Sales and marketing expenses	5,323	3,050	3,710
General and administrative expenses	12,099	4,161	7,897
	50,120	23,971	30,831

RSUs
Share-based awards
Summary of changes in the RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended March 31, 2023 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs	fair value
		US$
Awarded and unvested as of April 1, 2022	60,676,287	201.17
Granted	32,242,838	102.18
Vested	(23,281,792)	192.01
Canceled/forfeited	(8,349,129)	179.85
Awarded and unvested as of March 31, 2023 (i)	61,288,204	155.49
Expected to vest as of March 31, 2023 (ii)	52,548,409	155.92

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.
Options
Share-based awards
Summary of changes in the share options

A summary of the changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2023 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options	price	life
		US$	(in years)
Outstanding as of April 1, 2022	7,373,334	75.39	3.5
Exercised	(164,000)	26.00	—
Canceled/forfeited	(80,000)	26.00	—
Outstanding as of March 31, 2023	7,129,334	77.08	3.9
Vested and exercisable as of March 31, 2023 (i)	5,471,334	78.51	3.3
Vested and expected to vest as of March 31, 2023 (ii)	6,957,375	76.82	3.8

(i)
No outstanding share options will be vested or exercisable after the expiry of a period of up to twelve years from the date of grant.
(ii)
Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.

Schedule of fair value assumptions

Year ended March 31,
2022
Risk-free interest rate (i)	1.93% - 2.00%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	3.71 - 7.14
Expected volatility (iv)	35.7%

(i)
Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
Expected dividend yield is assumed to be nil as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.